EQUITY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity Transactions Tables
Stock Option Activity

The following is a summary of stock option activity at March 31, 2016:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value
Outstanding at 12/31/2015	380,000	$3.95	9.1	$—

Granted	214,900	$0.95	9.8	$—
Exercised	—	—	—	$—
Cancelled	—	—	—	$—
Outstanding at 3/31/2016	594,900	$2.87	9.2	$—
Exercisable at 3/31/2016	209,975	$3.28	9.2	$—

The following is a summary of stock option activity for 2014 and 2015:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value
Outstanding at 12/31/2013	60,000	$2.50	9.8	$—
Exercisable at 12/31/2013	15,000	$2.50	9.8	$—

Granted	—	—	—	$—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Outstanding at 12/31/2014	60,000	$2.50	8.8	$—
Exercisable at 12/31/2014	30,000	$2.50	8.8	$—

Granted	320,000	$4.22	9.3	$—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Outstanding at 12/31/2015	380,000	$3.95	9.1	$—
Exercisable at 12/31/2015	125,000	$3.95	9.1	$—

Significant assumptions used to estimate the fair value of the equity awards

The significant assumptions used to estimate the fair value of the equity awards granted are;

Grant date	January 6, 2016
Weighted Fair value of options granted	$ 0.67
Expected term (years)	6
Risk-free interest rate	1.82%
Volatility	83%
Dividend yield	None